Focused Opportunities Series
Focused Opportunities Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
FOCUSED OPPORTUNITIES SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees Focused Opportunities Series (USD $)	CLASS I	CLASS S
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Opportunities Series		CLASS I	CLASS S
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.07%	0.27%
Shareholder Services Fee		none	0.20%
Remainder of Other Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses		0.77%	0.97%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Focused Opportunities Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS
Class I	79	246
Class S	99	309

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series seeks to provide long-term capital appreciation through investments in equity securities of companies selected through a “bottom up” strategy that focuses on individual security selection. The Series may focus its investments in a small number of companies. In selecting individual securities, the Advisor uses fundamental analysis and looks for stocks that meet the following criteria:
  Stocks of companies that the Advisor believes are experiencing short-term price anomalies. Such companies may be temporarily mispriced for a variety of reasons, including perceived unfavorable industry conditions, poor business performance, changes in management or ownership, reorganizations, or other external factors. These conditions can often result in fundamentally “good” businesses that are trading at depressed valuations.
  Stocks of companies that the Advisor believes have strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market, and high barriers to entry) and/or are consolidators of cyclical industries.
  Stocks of companies that have one or more clearly identifiable catalysts that the Advisor believes will unlock the intrinsic value of its securities. These catalysts may include productive use of strong free cash flow, a changing business mix resulting from the sale or spin-off of an underperforming business or the rapid growth of a smaller component of the business portfolio, takeover potential, positive change in management or control, development of innovative or competitively superior products, increasing shareholder focus, corporate restructurings, and/or resolution of ancillary problems or misperceptions.
The Advisor may sell a holding if the value potential is realized, if early signs of fundamental deterioration emerge, or if the Advisor believes the valuation is no longer compelling relative to other available investment opportunities.

The Series will primarily invest in common stocks of companies with mid-size market capitalizations at time of purchase, but may also invest in companies with both smaller and larger capitalizations. The Advisor defines a company with a market capitalization of (a) less than $3 billion as a small capitalization company; (b) between $3 billion and $10 billion as a mid-size capitalization company; and (c) above $10 billion as a large capitalization company, each measured at time of purchase.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, shares of real estate investment trusts (REITs), and American Depository Receipts (ADRs). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
“Value” investing risk — Value stocks may suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong. In addition, value stocks can continue to be undervalued by the market for long periods of time.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

Risks of investing in REITs — The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.